Schedule of Principal Payments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Debt Disclosure [Abstract]
2022	$ 12,030
2023	6,100
2024	6,100
2025 and thereafter	53,550
Total	$ 77,780